SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) (Parenthetical) - $ / shares									3 Months Ended				12 Months Ended
	Jan. 11, 2022	Oct. 14, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Mar. 31, 2023	[1]	Mar. 31, 2022	[1]	Dec. 31, 2022		Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	3,810			5,215	3,087		9,800	4,000					564,255		57,091
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					2,896	5,534	4,817	2,667	116,318		88,706		564,255	[2]	57,091	[2]
Labrys Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of right to purchase of shares					3,333
Exercise price					$ 30.00
Warrant terms					5 years
Number of shares issued			3,008
Labrys Fund LP [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			4,512,497
BHP Capital NY Inc And Quick Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of right to purchase of shares		44,444
Exercise price		$ 22.50			$ 22.50
Warrant terms		5 years
Number of shares issued		1,533

[1]	The number of shares of common stock has been retroactively adjusted to reflect the June 20, 2023 reverse stock split of 1 share for 1,500 shares. See NOTE M – SUBSEQUENT EVENTS for further information.
[2]	The number of shares of common stock has been retroactively adjusted to reflect the June 20, 2023 reverse stock split of 1 share for 1,500 shares. See NOTE N – SUBSEQUENT EVENTS for further information.